UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number     811-09583
                                                  --------------------

                           UBS Eucalyptus Fund L.L.C.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
          ------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                  Date of reporting period: September 30, 2004
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


    PAR                                                            MARKET VALUE
--------------------------------------------------------------------------------
             INVESTMENTS IN SECURITIES (105.67%)
             -----------------------------------
             CORPORATE BONDS (0.40%)
             -----------------------
             MEDICAL - BIOMEDICAL/GENETICS (0.40%)
 1,350,000   Novavax, Inc. Senior Convertible Note,
               4.75%, 07/15/09 *                                  $   1,073,250
                                                                  -------------
             TOTAL CORPORATE BONDS (Cost $1,350,000)                  1,073,250
                                                                  -------------

  SHARES
----------
             COMMON STOCK (103.59%)
             ----------------------
             DIAGNOSTIC EQUIPMENT (2.94%)
   197,500   Gen-Probe, Inc. *,(a)                                    7,874,325
                                                                  -------------
             DRUG DELIVERY SYSTEMS (1.81%)
   500,000   AeroGen, Inc. *,(b)                                      1,099,500
   950,000   Inex Pharmaceuticals Corp. - (Canada) *,**               3,753,309
                                                                  -------------
                                                                      4,852,809
                                                                  -------------
             MEDICAL - BIOMEDICAL/GENETICS (35.67%)
   202,000   Affymetrix, Inc. *,(a)                                   6,203,420
   262,100   Amgen, Inc. (a)                                         14,889,901
   380,100   ARIAD Pharmaceuticals, Inc. *,(a)                        2,542,869
   410,600   Axonyx, Inc. *,(b)                                       2,319,890
   193,500   Biogen Idec, Inc. *,(a)                                 11,836,395
   560,000   Cambridge Antibody Technology Group PLC -
               (United Kingdom) *,**                                  6,323,330
   212,000   Genentech, Inc. *,(a)                                   11,113,040
   186,000   Genmab A/S - (Denmark) *,**                              2,793,912
   263,000   Genzyme Corp. *,(a)                                     14,309,830
   446,300   Human Genome Sciences, Inc. *,(a)                        4,869,133
   451,000   MedImmune, Inc. *,(a)                                   10,688,700
   630,000   Oscient Pharmaceuticals Corp. *                          2,236,500
   243,000   Prana Biotechnology Ltd. (Australia) **,(b)                899,100
   595,000   Prana Biotechnology Ltd. - (Australia) *,**                228,423
   436,900   Savient Pharmaceuticals, Inc. *,(a)                      1,004,870
    18,900   Sirna Therapeutics Inc. *,(b)                               57,645
    71,900   Tercica, Inc. *                                            647,100
   645,000   Xenova Group *,(b)                                       1,051,350
   662,000   XOMA Ltd. *,(a)                                          1,535,840
                                                                  -------------
                                                                     95,551,248
                                                                  -------------
             MEDICAL - DRUGS (44.47%)
   215,000   Altana AG - (Germany) **,(a)                            12,510,402
   385,000   Array BioPharma, Inc. *,(a)                              2,691,150
   402,000   Chugai Pharmaceutical Co., Ltd. - (Japan) **,(a)         5,795,745
   151,500   Eli Lilly and Co. (a)                                    9,097,575
   390,000   Fujisawa Pharmaceutical Co., Ltd. - (Japan) **,(a)       8,793,268
    37,000   GlaxoSmithKline PLC - (United Kingdom) **                  797,419
   308,750   IVAX Corp. (a)                                           5,912,562
   335,500   Ligand Pharmaceuticals, Inc. - Class B *,(a)             3,361,710

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


  SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             MEDICAL - DRUGS (CONTINUED)
   282,000   Novartis AG - (Switzerland) **                       $  13,143,589
    40,000   Orphan Medical, Inc. *,(b)                                 423,200
   650,000   Orphan Medical, Inc. *,(b)                               6,877,000
   170,000   OSI Pharmaceuticals, Inc. *                             10,448,200
   402,000   Pfizer, Inc. (a)                                        12,301,200
    15,500   Serono SA - Class B - (Switzerland) **                   9,570,353
   220,000   Takeda Pharmaceutical Cos., Ltd. - (Japan) **,(a)        9,980,493
   199,000   Wyeth                                                    7,442,600
                                                                  -------------
                                                                    119,146,466
                                                                  -------------
             MEDICAL - GENERIC DRUGS (1.12%)
    74,000   Par Pharmaceutical Cos., Inc. *                          2,654,380
    14,000   Teva Pharmaceutical Industries Ltd. - ADR                  363,300
                                                                  -------------
                                                                      3,017,680
                                                                  -------------
             MEDICAL PRODUCTS (1.47%)
   611,110   Berna Biotech AG - (Switzerland) **                      3,934,751
                                                                  -------------
             THERAPEUTICS (16.11%)
   605,000   Abgenix, Inc. *,(a)                                      5,965,300
 4,200,000   Adherex Technologies, Inc. - (Canada) *,**,(b)           1,476,828
 1,377,600   Adherex Technologies, Inc. - (Canada) *,**,(b)             484,400
   343,700   Anormed Inc. - (Canada) *,**                             1,928,229
 1,200,000   BioMarin Pharmaceuticals, Inc. *,(a)                     6,228,000
    60,000   Medarex, Inc. *                                            442,800
   385,400   NPS Pharmaceuticals, Inc. *,(a)                          8,394,012
    21,000   Onyx Pharmaceuticals, Inc. *,(b)                           903,210
   195,000   Onyx Pharmaceuticals, Inc. *,(b)                         8,386,950
   338,000   Progenics Pharmaceuticals, Inc. *,(a)                    4,951,700
   236,400   Tanox, Inc. *,(a)                                        3,988,068
                                                                  -------------
                                                                     43,149,497
                                                                  -------------
             TOTAL COMMON STOCK (Cost $240,275,050)                 277,526,776
                                                                  -------------
             WARRANTS (1.60%)
             DRUG DELIVERY SYSTEMS (0.0%)
   500,000   Aerogen, Inc., $3.25, 3/11/09 *,(b)                             --
   930,000   DOR BioPharma, Inc., $0.88, 7/17/08 *,(b)                       --
                                                                  -------------
                                                                             --
                                                                  -------------
             MEDICAL - BIOMEDICAL/GENETICS (0.26%)
   307,950   Axonyx, Inc., $3.50, 9/11/08 *,(b)                         662,093
    23,143   Lynx Therapeutics, Inc., $1.94, 4/16/07 *,(b)                   --
   100,000   MicroIslet, Inc., $1.00, 3/12/01 *,(b)                      35,000
       120   Orchid Biosciences, Inc., $4.34, 12/12/11 *,(b)                 --
        45   Orchid Biosciences, Inc., $1.61, 9/20/11 *,(b)                  --
        45   Orchid Biosciences, Inc., $4.70, 7/24/11 *,(b)                  --
   182,250   Prana Biotechnology - AUD *,(b)                                 --

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


  SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
             WARRANTS (CONTINUED)
             MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
   193,500   Xenova Group, PLC - GBP,GBP 1.13, 12/08/08 *,**,(b)  $          --
                                                                  -------------
                                                                        697,093
                                                                  -------------
             MEDICAL - IMAGING SYSTEMS (0.0%)
    26,400   Chromavision Medical Systems Inc., $2.75,
             04/27/08 *,(b)                                                  --
                                                                  -------------
             THERAPEUTICS (1.34%)
 2,100,000   Adherex Technologies, Inc. - CAD,CAD 0.43,
             12/19/08 *,**,(b)                                           24,890
   688,800   Adherex Technology - CAD 0.70, 3/20/07 *,**,(b)                 --
   105,000   Onyx Pharmaceuticals, Inc., $9.59, 5/06/09 *,(b)         3,509,100
   222,500   YM Biosciences, Inc. - CAD,CAD 2.50 12/15/08 *,**,(b)       52,744
                                                                  -------------
                                                                      3,586,734
                                                                  -------------
             TOTAL WARRANTS (Cost $1,546,133)                         4,283,827
                                                                  -------------
             PUT OPTIONS (0.08%)
             -------------------
             MEDICAL - BIOMEDICAL/GENETICS (0.08%)
       635   Genentech, Inc., 12/18/04, $52.50 *                        203,200
                                                                  -------------
             TOTAL PUT OPTIONS (Cost $211,455)                          203,200
                                                                  -------------
             INVESTMENTS IN SECURITIES (Cost $243,382,638)          283,087,053
                                                                  -------------

             SECURITIES SOLD, NOT YET PURCHASED ((16.77)%)
             ---------------------------------------------
             COMMON STOCK SOLD, NOT YET PURCHASED ((16.70)%)
             -----------------------------------------------
             DRUG DELIVERY SYSTEMS ((2.17)%)
   (61,000)  Atrix Laboratories, Inc. *                              (1,872,090)
  (556,500)  DepoMed, Inc. *                                         (2,904,930)
   (72,200)  Nastech Pharmaceutical Co., Inc. *                      (1,031,738)
                                                                  -------------
                                                                    (5,808,758)
                                                                  -------------
             MEDICAL - BIOMEDICAL/GENETICS ((7.35)%)
  (200,100)  Aphton Corp. *                                            (716,358)
   (47,000)  Chiron Corp. *                                          (2,077,400)
  (164,850)  Enzo Biochem, Inc. *                                    (2,472,750)
  (133,000)  Geron Corp. *                                             (796,670)
   (69,000)  ICOS Corp. *                                            (1,665,660)
  (124,400)  ID Biomedical Corp. *                                   (1,619,688)
  (370,000)  Maxim Pharmaceuticals, Inc. *                             (987,900)
  (195,500)  Nanogen, Inc. *                                           (748,765)
  (182,500)  Neurochem, Inc. - (Canada) *,**                         (3,119,177)
  (115,000)  Northfield Laboratories, Inc. *                         (1,537,550)
   (36,272)  Sirna Therapeutics, Inc. *                                (110,630)

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


  SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
             COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
             ------------------------------------------------
             MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
  (558,000)  Zeltia, S.A. - (Spain) *,**                          $  (3,846,364)
                                                                  -------------
                                                                    (19,698,912)
                                                                  -------------
             MEDICAL - DRUGS ((2.51)%)
    (6,300)  Actelion Ltd. - (Switzerland) *,**                        (645,792)
   (74,100)  American Pharmaceutical Partners, Inc. *                (2,042,937)
  (231,000)  Zymogenetics, Inc. *                                    (4,028,640)
                                                                  -------------
                                                                     (6,717,369)
                                                                  -------------
             THERAPEUTICS ((4.67)%)
  (245,000)  Antigenics, Inc. *                                      (1,477,350)
   (14,700)  Eyetech Pharmaceuticals, Inc. *                           (499,653)
  (328,000)  Introgen Therapeutics, Inc. *                           (2,059,840)
  (365,000)  Isis Pharmaceuticals, Inc. *                            (1,788,500)
  (302,100)  La Jolla Pharmaceutical Co. *                             (921,405)
  (217,000)  Lipid Sciences, Inc. *                                  (1,087,170)
  (112,700)  Mgi Pharma, Inc. *                                      (3,007,963)
  (113,000)  NeoPharm, Inc. *                                          (967,280)
   (29,600)  NitroMed Inc *                                            (705,664)
                                                                  -------------
                                                                   (12,514,825)
                                                                  -------------
             TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
               (Cost $(44,158,964))                                 (44,739,864)
                                                                  -------------

             PUT OPTIONS ((0.07)%)
             ---------------------
             MEDICAL - BIOMEDICAL/GENETICS ((0.07)%)
      (635)  Genentech, Inc. 12/18/04, $52.50 *                        (196,850)
                                                                  -------------
             TOTAL PUT OPTIONS (Cost $(223,515))                       (196,850)
                                                                  -------------
             SECURITIES SOLD, NOT YET PURCHASED
               (PROCEEDS $(44,382,479))                             (44,936,714)
                                                                  -------------
  TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD,
    NOT YET PURCHASED -- 88.90%                                     238,150,339
                                                                  -------------
  OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 11.10%              29,747,301
                                                                  -------------
  TOTAL NET ASSETS -- 100.00%                                     $ 267,897,640
                                                                  =============
*   Non-income producing securitiy
**  Foreign
(a) Partially or wholly held ($140,634,370 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b) Private investment in public equity (freely tradeable) at market value.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   UBS Eucalyptus Fund L.L.C.
            ----------------------------------------------------------------


By (Signature and Title)*  /s/ Mitchell Tanzman
                         ---------------------------------------------------
                         Mitchell Tanzman, Co-Chief Executive Officer
                         (principal executive officer)

Date     November 18, 2004
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         ---------------------------------------------------
                         Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date     November 18, 2004
    ------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mitchell Tanzman
                         ---------------------------------------------------
                         Mitchell Tanzman, Co-Chief Executive Officer
                         (principal executive officer)

Date     November 18, 2004
    ------------------------------------------------------------------------

By (Signature and Title)*  /s/ Gregory Brousseau
                         ---------------------------------------------------
                         Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date     November 18, 2004
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         ---------------------------------------------------
                         Michael Mascis, Chief Financial Officer
                         (principal financial officer)

Date     November 18, 2004
    ------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.